UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: June 30
Date of reporting period: December 31, 2006

Item 1. Report to Stockholders.

COUNTERPOINT SELECT FUND

Semi-Annual Report

For the period ended
December 31, 2006

Counterpoint Select Fund

Review and Outlook:
For Period Ended December 31, 2006

Dear fellow investors and friends:

The Counterpoint Select Fund commenced operations on November 30, 2006, funded by a small initial investment of seed capital. More substantial investments are expected to be made in early 2007.

Performance was essentially flat for the first 30 days of operation. The Fund returned +.02% versus +1.40% for the S&P 500.

We purchased nine initial positions in American Express (AXP), Cisco (CSCO), Collegiate Pacific (BOO), Dell (DELL), Intel (INTC), Microsoft (MSFT), Pfizer (PFE), Tempur-pedic International (TPX) and Wal-Mart Stores (WMT). The total allocation to equities at year-end was 45.5%. This low allocation is a result of the early funding process of the portfolio and not a reflection of an overly austere asset allocation policy. We expect to get the portfolio to at least 70% invested in short order.

Having said that, we are having a much easier time finding risk than value in the market. Unlike the heady days of summer when the days were long, stocks were depressed and it was fairly easy to find great companies for sale at very attractive prices, particularly in the large-capitalization space (See our Second Quarter Commentary entitled “Sleeping Giants” on our website at www.thecounterpointfunds.com), today stocks as a whole appear to be fairly valued to overvalued. Moreover, almost every measure of market risk is at historically low levels indicating pervasive complacency about risk. Such complacency can persist for a long-time, but it always comes to an end. For this reason, we are building the portfolio slowly and deliberately, maintaining cash and paying close attention to valuation relative to potential.

Although we are stock-pickers at heart, in this environment our preference is to favor higher quality companies over lower quality companies, larger companies over smaller companies, companies that offer the prospects for secular growth, and companies with as much non-U.S. dollar denominated revenue as possible. In particular, we like technology which, although volatile should see increasing demand as a result of global growth and the growing demand for digital content. We are also warming to oil. We do not claim to be economists but on a fundamental basis, given the deteriorating condition of the U.S. balance sheet, we would expect continued deterioration of the dollar and an eventual rise in long interest rates.

Counterpoint Select Fund

Past performance is no guarantee of future results.

Opinions expressed are those of the advisor, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk; principal loss is possible. The Fund may concentrate its assets in fewer holdings which may expose it to increased individual stock volatility. The Fund may invest in smaller companies which involve additional risks such as greater volatility and limited liquidity. The Fund may invest in foreign securities which involve greater volatility and political and economic and currency risks and differences in accounting methods.

The Fund may also use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. The S&P 500 index is an unmanaged and commonly used to measure performance of U.S. stocks. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following semi-annual report for a list of the Fund’s holdings as of December 31, 2006.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, Distributor (2/07)

Counterpoint Select Fund

SECTOR ALLOCATION at December 31, 2006 (unaudited)

Sector Allocation	Percent of Net Assets

Consumer Discretionary	8.5%
Consumer Staples	5.5%
Financials	4.9%
Health Care	5.2%
Information Technology	21.4%
Money Market Funds	58.2%
Liabilities in Excess of Other Assets	(3.7)%
Net Assets	100.0%

EXPENSE EXAMPLE For the Period Ended December 31, 2006 (unaudited)

As a shareholder of the Counterpoint Select Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/30/06* - 12/31/06).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. Individual Retirement Accounts (“IRA”) accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting,

Counterpoint Select Fund

EXPENSE EXAMPLE For the Period Ended December 31, 2006 (unaudited) (Continued)

custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/30/06	12/31/06	11/30/06 - 12/31/06**
Actual	$1,000	$1,000	$0.96
Hypothetical (5% return
before expenses)	$1,000	$1,003	$0.97

*	Fund commenced operations on November 30, 2006.
**
Expenses are equal to the Fund’s annualized expense ratio for the November 30, 2006 through December 31, 2006 period of 1.10% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 32/365 (to reflect the one month period).

Counterpoint Select Fund

SCHEDULE OF INVESTMENTS at December 31, 2006 (unaudited)

Shares		Value
COMMON STOCKS: 45.5%
Consumer Durables & Apparel: 4.1%
500	Tempur-Pedic
	International, Inc. (a)	$10,230
Diversified Financials: 4.9%
200	American Express Co.	12,134
Food & Staples Retailing: 5.5%
300	Wal-Mart Stores, Inc.	13,854
Pharmaceuticals & Biotechnology: 5.2%
500	Pfizer, Inc.	12,950
Retailing: 4.5%
1,200	Collegiate Pacific, Inc.	11,352
Semiconductor & Semiconductor
Equipment: 4.8%
600	Intel Corp.	12,150
Software & Services: 6.0%
500	Microsoft Corp.	14,930
Technology Hardware & Equipment: 10.5%
500	Cisco Systems, Inc. (a)	13,665
500	Dell, Inc. (a)	12,545
		26,210
TOTAL COMMON STOCKS
(Cost $114,324)		113,810

SHORT-TERM INVESTMENTS: 58.2%
Money Market : 58.2%
47,097	AIM Liquid
	Assets Portfolio	47,097
98,388	AIM STIT-STIC
	Prime Portfolio	98,388
4	AIM STIT-Treasury
	Portfolio	4
		145,489
TOTAL SHORT-TERM INVESTMENTS
(Cost $145,489)		145,489
TOTAL INVESTMENTS
IN SECURITIES: 103.7%
(Cost $259,813)		259,299
Liabilities in Excess
of Other Assets: (3.7)%		(9,252)
TOTAL NET ASSETS: 100.00%		$250,047

(a) Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2006 (unaudited)

ASSETS
Investments in securities, at value
(cost $259,813) (Note 2)	$259,299
Receivables:
Dividends and interest	757
Due from advisor	13,512
Total assets	273,568

LIABILITIES
Payables:
Investment securities purchased	10,505
Administration fees	2,630
Custody fees	947
Fund accounting fees	2,272
Transfer agent fees	1,984
Chief compliance officer fees	438
Other accrued expenses	4,745
Total liabilities	23,521
NET ASSETS	$250,047
Net asset value, offering price and redemption price per share
($250,047/25,056 shares outstanding; unlimited
number of shares authorized without par value)	$9.98

COMPONENTS OF NET ASSETS
Paid-in capital	$250,561
Net unrealized depreciation on investments	(514)
Net assets	$250,047

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

STATEMENT OF OPERATIONS For the Period Ended December 31, 2006 (unaudited)

INVESTMENT INCOME
Interest	$727
Dividends	30
Total investment income	757

EXPENSES (Note 3)
Investment advisory fees	169
Administration fees	2,630
Fund accounting fees	2,272
Transfer agent fees	1,984
Registration fees	1,930
Audit fees	1,490
Custody fees	947
Trustee fees	606
Legal fees	570
Chief compliance officer fees	438
Reports to shareholders	394
Miscellaneous	359
Insurance expense	88
Total expenses	13,877
Less: fees waived	(13,681)
Net expenses	196
Net investment income	561

UNREALIZED LOSS ON INVESTMENTS
Change in net unrealized depreciation on investments	(514)
Net unrealized loss on investments	(514)
Net increase in net assets
resulting from operations	$47

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

Period Ended
December 31, 2006*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$561
Change in net unrealized depreciation on investments	(514)
Net increase in net assets
resulting from operations	47

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(561)
Total distributions to shareholders	(561)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	250,561
Total increase in net assets	250,047

NET ASSETS
Beginning of period	—
End of period	$250,047

(a) Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2006*
	Shares	Value
Shares sold	25,000	$250,000
Shares issued in reinvestment of distributions	56	561
Shares redeemed	—	—
Net increase	25,056	$250,561

*	Fund commenced operations on November 30, 2006.

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period (unaudited)

	Period Ended
	December 31, 2006*
Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income	0.02
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	—

Less distributions
From net investment income	(0.02)
Net asset value, end of period	$9.98
Total return	0.02	%^

Ratio/supplemental data
Net assets, end of period	$250,047

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	78.10	%+
After fees waived and expenses absorbed	1.10	%+

Ratio of net investment loss to average net assets
Before fees waived and expenses absorbed	(73.84	)%+
After fees waived and expenses absorbed	3.16	%+

Portfolio turnover rate	0.00	%^

*	Fund commenced operations on November 30, 2006.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2006 (unaudited)

NOTE 1 — ORGANIZATION

Counterpoint Select Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund commenced operations on November 30, 2006.

The investment objective of the Fund is to seek long-term capital appreciation by investing in a limited number of companies that the advisor believes to be undervalued relative to their inherent quality and potential. The Fund seeks to achieve its objective primarily by making equity investments in a limited number of mid- to large-capitalization U.S. public companies.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2006, the Fund did not hold fair valued securities.

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2006 (unaudited) (Continued)

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a high cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2006 (unaudited) (Continued)

for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
New Accounting Pronouncements. On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last NAV calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 — COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Jurika, Mills & Keifer, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2006 (unaudited) (Continued)

(the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the period ended December 31, 2006 the Fund incurred $169 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.10% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. For the period ended December 31, 2006 the Advisor waived $13,681 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At December 31, 2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $13,681. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
June 30, 2010	$13,681

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Minimum	$30,000
$0 to $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

Counterpoint Select Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2006 (unaudited) (Continued)

For the period ended December 31, 2006 the Fund incurred $2,630 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the period ended December 31, 2006, the Fund was allocated $438 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank, N.A.serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 — PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2006, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $114,324 and $0 respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended December 31, 2006.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows:

Cost of investments	$259,813
Gross tax unrealized appreciation	985
Gross tax unrealized depreciation	(1,499)
Net tax unrealized appreciation	$(514)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2006 was as follows:

December 31, 2006
Distributions paid from:
Ordinary income	$561
Long-term capital gain	—
$561

Counterpoint Select Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

At a meeting held on August 27-28, 2006, the Board (which is comprised entirely of persons who are considered to be Independent Trustees under the Investment Company Act) considered and approved the Advisory Agreement with the Advisor for an initial two year term. In approving the Advisory Agreement, the Board received and reviewed substantial information regarding the Advisor, its personnel, history and its expectations and contemplations for the Fund, as well as other information provided by the Advisor to the Board. This information, together with information provided to the Board through personal interviews of key Advisory personnel and through its own due diligence of the Advisor, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement:

1.
The nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement. The Board considered the proposed services the Advisor would provide to the Fund, noting the Advisor’s specific responsibilities for all aspects of day-to-day investment management of the Fund as contemplated in the Advisory Agreement. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board considered the resources and compliance structure of the Advisor, including information regarding its trading capability, compliance program, its chief compliance officer and the Advisor’s business continuity plan. The Board also considered that the Advisor was a newly created entity and considered the prior experience of the Advisor’s key personnel. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services to be provided would likely be satisfactory and reliable.

2.
The Fund’s anticipated performance and the anticipated performance of the Advisor. In assessing the likely quality of the portfolio management services to be provided by the Advisor, the Board reviewed the year to date performance of a highly-concentrated hedge fund launched by the Advisor in March 2006 and reviewed with the Advisor its expectations for the Fund. Because of the limited performance history of the hedge fund, the Board determined that comparisons of its performance to peer groups and benchmark indices may not be meaningful. The Directors also considered

Counterpoint Select Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited) (Continued)

the performance record of the Advisor’s predecessor firm and its portfolio managers. The Board concluded that it believed that the Advisor’s performance record with respect to the Fund would be satisfactory.

The Board also noted that they would meet during the course of the next two years with the Advisor in person to discuss various performance topics.

3.
The anticipated cost of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the proposed advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed comparisons of these anticipated costs to a peer group of funds, to the hedge fund and to separate accounts for other types of clients advised by the Advisor. In doing so, the Board also considered all expense waivers and reimbursements. In this regard, the Board noted that the proposed advisory fee and the Fund’s anticipated expenses appeared to be within the range of the peer group and the Advisor’s other accounts at certain asset levels notwithstanding the fact that the services and/or strategies applicable to those funds and accounts may be substantially different.

The Board noted that the Advisor had agreed to waive its fees or reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio for the Fund of 1.10%. The Board concluded that the fees proposed to be paid to the Advisor appeared to fair and reasonable.

4.
Economies of Scale. The Board also considered that economies of scale may be expected to be realized by the Advisor as the assets of the Fund grow. The Board concluded that they would consider whether economies of scale were being realized in the future as asset levels increased.

5.
The profits anticipated to be realized by the Advisor from its relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account the financial assets of certain key personnel that would be used to support the Advisor’s business and the Fund. The Board considered both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the expected profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund. The Board considered that the Advisor does not receive benefits in exchange for “soft dollars”. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement would likely not be excessive and that the Advisor would likely

Counterpoint Select Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited) (Continued)

have adequate capitalization and maintain adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund’s shareholders would receive reasonable value in return for the advisory fees paid. The Board therefore determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Counterpoint Select Fund

INFORMATION ABOUT PROXY VOTING (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 544-2737. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30, 2007 will be available without charge, upon request, by calling (866) 544-2737 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (866) 544-2737. Furthermore, you will be able to obtain the Form N-Q on the SEC’s website at www.sec.gov.

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Advisor
JURIKA, MILLS & KEIFER, LLC
2101 Webster Street, Suite 1550
Oakland, California 94612

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

Counterpoint Select
Symbol - CPFSX
CUSIP - 742935364

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)  /s/ Robert M. Slotky
Robert M. Slotky, President

Date     March 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Robert M. Slotky
Robert M. Slotky, President

Date     March 8, 2007

By (Signature and Title) /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date      March 9, 2007

* Print the name and title of each signing officer under his or her signature.